CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues	¥ 5,285,195,023	$ 809,991,575	¥ 5,570,080,604	¥ 3,022,145,785
Cost of revenues	(1,643,365,048)	(251,856,712)	(1,598,220,452)	(497,592,461)
Cost of revenues-related parties	(31,051,100)	(4,758,789)	(42,411,604)	(6,020,268)
Gross profit	3,610,778,875	553,376,074	3,929,448,548	2,518,533,056
Operating expenses:
Research and development expenses	(947,870,809)	(145,267,557)	(926,231,578)	(270,107,740)
Sales and marketing expenses	(3,377,368,441)	(517,604,359)	(5,486,423,653)	(3,226,367,334)
Sales and marketing expenses-related parties	(4,192,090)	(642,466)	(3,284,223)	(23,670,772)
General and administrative expenses	(392,815,316)	(60,201,581)	(267,033,100)	(980,725,286)
Total operating expenses	(4,722,246,656)	(723,715,963)	(6,682,972,554)	(4,500,871,132)
Other operating income	79,298,306	12,152,997	30,292,356	724,892
Loss from operations	(1,032,169,475)	(158,186,892)	(2,723,231,650)	(1,981,613,184)
Interest income	10,418,919	1,596,769	48,440,468	27,087,009
Interest expense	(38,143,009)	(5,845,672)	(26,878,316)
Foreign exchange related gains (loss), net	(7,183,462)	(1,100,914)	1,868,497	4,133,996
Investment income (loss)	(31,788,048)	(4,871,731)	6,327,104	4,214,607
Other income/(expenses), net	(7,308,728)	(1,120,112)	9,048,926	(69,181)
Loss before income taxes	(1,106,173,803)	(169,528,552)	(2,684,424,971)	(1,946,246,753)
Income tax benefit/(expense)	1,007,370	154,386	(4,842,876)	400,541
Net loss	(1,105,200,000)	(169,374,166)	(2,689,267,847)	(1,945,846,212)
Net loss attributable to non-controlling interests	727,592	111,508	587,142	3,274,525
Net loss attributable to Qutoutiao Inc.	(1,104,438,841)	(169,262,658)	(2,688,680,705)	(1,942,571,687)
Accretion to convertible redeemable preferred shares redemption value				(101,806,743)
Gains on repurchase of convertible redeemable preferred shares	0			18,332,152
Gains on repurchase of convertible redeemable preferred shares of a subsidiary	14,841,680	2,274,587
Deemed dividend to preferred shareholders				(1,916,871)
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,137,873,932)	(174,386,810)	(2,709,228,737)	(2,028,941,350)
Net loss	(1,105,200,000)	(169,374,166)	(2,689,267,847)	(1,945,846,212)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	102,254,115	15,671,129	(1,505,650)	(16,453,526)
Total comprehensive loss	(1,002,912,318)	(153,703,037)	(2,690,773,497)	(1,962,299,738)
Comprehensive loss attributable to non-controlling interests	727,592	111,508	587,142	3,274,525
Comprehensive loss attributable to Qutoutiao Inc.	¥ (1,002,184,726)	$ (153,591,529)	¥ (2,690,186,355)	¥ (1,959,025,213)
Net loss per share attributable to Qutoutiao Inc.'s ordinary shareholders
— Basic and diluted | (per share)	¥ (15.69)	$ (2.40)	¥ (39.41)	¥ (52.69)
Weighted average number of ordinary shares used in per share calculation:
— Basic and Diluted | shares	72,513,077	72,513,077	68,749,981	38,507,184
Subsidiary
Operating expenses:
Accretion to convertible redeemable preferred shares redemption value	¥ (48,276,771)	$ (7,398,739)	¥ (20,548,032)	¥ (978,201)
Advertising and Marketing Revenue
Net revenues	4,795,960,137	735,013,048	4,942,104,752	2,796,810,549
Advertising And Marketing Revenue Related Parties
Net revenues	250,874,596	38,448,214	473,215,790	17,447,475
Other Revenue
Net revenues	¥ 238,360,290	$ 36,530,313	¥ 154,760,062	178,290,618
Other Revenue Related Parties
Net revenues				¥ 29,597,143